Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001826018
Entity Registrant Name	ROVER GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3147201
Entity Primary SIC Number	7200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	720 Olive Way
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889